Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

19. Share-based payments

The Group has two share-based payment plans: employee stock option plan (ESOP) and profit share certificate.

19.1. ESOP warrant plan

The Group has implemented an ESOP warrant plan for its employees, key managers, directors and/or outside consultants and advisors of the Company (“Beneficiaries”) with grants made each year, since 2019. In accordance with the terms of the plan, as approved by the shareholders. Beneficiaries are granted free of charge the right to exercise their warrants under certain conditions.

The ESOP warrants carry neither rights to dividends nor voting rights.

The ESOP warrants are classified as equity-settled and have a maximum term of 10 years as from the issue date of the ESOP warrants.

The ESOP warrants vest based on the following schedule:

●	25% will vest 12 months after the date of the offer;
●	the remaining 75% of the warrants will vest monthly over a period of 36 months (i.e., 2.083% vested per month).

However, the terms and conditions of the ESOP warrants include conditions under which the ability to exercise the warrants may be accelerated (i.e., in case of a liquidity event or IPO (note 17.2)).

On that basis, management made the following assessment about the most-likely outcome of a liquidity event at the different reporting dates:

●	As at December 31, 2023, an IPO was expected to occur in October 2024. Based on this expectation, accelerated vesting of the ESOP warrants was recognized, resulting in a corresponding expense being recorded in the consolidated statement of profit or loss. However, the planned IPO was subsequently not completed in 2024. As a result, the previously recognized acceleration has been reversed in 2024 and the revised expectation was that an IPO was considered probable as from October 2025. The vesting has been adjusted accordingly as at December 31, 2024.
●	As at December 31, 2025, the revised expectation is that an IPO was expected in February 2026, to which vesting has been adjusted accordingly. This change has led to an increase in the share-based payment expenses being part of line item “Operating expenses” in the consolidated statement of profit or loss for the year ended December 31, 2025. The remaining expense related to the ESOP warrants will be recognized over the updated vesting period.

The changes of the year for the ESOP warrant plan are as follows (presented on a post-stock split basis, see note 2.1):

	2025		2024		2023
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	warrants	price (EUR)	warrants	price (EUR)	warrants	price (EUR)
Outstanding at January 1st	4,771,450	1.10	2,594,177	0.67	2,519,978	0.67
Granted	1,468,810	1.00	2,488,637	1.43	102,900	0.80
Forfeited	34,242	2.11	311,364	0.10	28,701	2.43
Outstanding at December 31st	6,206,018	1.07	4,771,450	1.10	2,594,177	0.66
Exercisable at December 31st	1,761,472	0.98	399,351	0.98	300,952	0.97

No warrants have been exercised.

The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, considering the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the different warrant plans:

ESOP warrants granted in	December 2025	January 2025	November 2024	October 2024
Number of ESOP warrants granted	231,797	1,237,013	308.810	51,472
Fair value (€)	4.58/3.68	4.05 / 4.03 / 4.01	0.30	0.30
Share price (€)	4.58	4.50	0.43	0.43
Exercise price (€)	0 / 4.58	0 /2.77 / 2.98	2.77	2.41
Expected volatility (%)	81.66	91.22	92.07	93.22
Expected life time of a warrant (years)	8.89	9.83	10.00	9.72
Risk-free rate (%)	2.69	2.32	2.24	0.02
Expected dividends (%)	—	—	—	—

ESOP warrants granted in	September 2024	March 2024	February 2024	July 2023
Number of ESOP warrants granted	861,234	938,332	183,507	31,854
Fair value (€)	0.30 - 0.42	1.00 - 1.28	1.02	3.31 - 3.69
Share price (€)	0.43	1.28	1.28	3.69
Exercise price (€)	0 - 2.45	0 - 2.70	2.41	0 - 2.41
Expected volatility (%)	91.80 - 91.86	87.29 - 87.51	87.77	92.04
Expected life time of a warrant (years)	9.83 - 9.85	9.56 - 9.59	9.66	9.87
Risk-free rate (%)	0.02	2.45 - 2.59	2.58	2.40
Expected dividends (%)	—	—	—	—

ESOP warrants granted in	March 2023	January 2023
Number of ESOP warrants granted	35,325	28,138
Fair value (€)	3.34 -3.69	3.69
Share price (€)	3.69	3.69
Exercise price (€)	0 - 2.41	0
Expected volatility (%)	94.88	95.54
Expected life time of a warrant (years)	9.86	9.83
Risk-free rate (%)	2.66	2.37
Expected dividends (%)	—	—

The above inputs for the Black-Scholes model have been determined based on the following parameters and assumptions:

●	The price of a ESOP common share has been estimated on the basis of an option pricing model (“OPM”) approach calibrated on the latest capital round(s) taking into account the probability of different exit scenarios of IPO and M&A;
●	The expected volatility, determined on the basis of volatility of the share price, is not available as the Company is not a listed company. Therefore, the volatility has been determined using a peer group of listed companies for which historical volatility data of the share price was available. The peer group is composed of five companies active in the same industry and being at a similar stage of development compared to the Company;
●	The expected life term of an ESOP warrant represents the period between the grant date (valuation date) and the anticipated exercise date
●	The risk-free interest rate is based on the Overnight Index Swap (OIS) rate on each valuation date over the lifetime of the warrant; and
●	The dividend return is estimated to be zero as no dividend has been paid since inception and the Company has no intention to pay dividends over the life-time of the ESOP warrants.

The expense arising from share-based payment transactions for the warrant plans mentioned above was €5.4 million for 2025 (2024: €1.1 million and 2023: €2.1 million).

The following ESOP warrants were in plthrough ace during the current and prior period (presented on a post-stock split basis, see note 2.1):

	Exercise price per
	warrants
Expiry date	(in €	December 31, 2025	December 31, 2024	December 31, 2023
2029	0.98	364,134	364,134	367,100
2030	0.98	349,848	349,848	359,848
2031	2.41	285,043	288,853	288,853
2031	—	956,039	956,039	1,058,593
2032	2.41	115,952	120,065	127,338
2032	2.57	9,156	9,156	9,156
2032	—	339,740	339,740	383,290
2033	2.70	94,437	94,437	—
2033	—	842,922	842,922	—
2033	2.41	173,139	184,740	—
2034	2.45	811,948	811,948	—
2034	2.41	330,195	340,476	—
2034	—	1,006,688	49,286	—
2034	2.77	364,372	19,805	—
2034	2.98	140,758	—	—
2034	4.58	21,645	—	—
Total	—	6,206,018	4,771,449	2,594,177

19.2. Profit share certificate

On March 14, 2019, the Company issued a PSC to a third-party company in return for a research and commercialization license on certain patent rights and know-how (the “IP rights”).

In exchange for the IP rights acquired under the license, the Company has issued a PSC that meets the definition of an equity instrument under IFRS. As a result, the transaction qualifies as an equity-settled share-based payment in accordance with IFRS 2.

The PSC immediately vested at the effective date of the research and commercialization license agreement (i.e., March 14, 2019 or ‘grant date’) as there was no service or other vesting condition to be met. Hence, the fair value was measured at grant date and recognized as an intangible asset (see note 12) with a corresponding increase in equity (share-based payment reserve). No subsequent adjustments are made to equity in accordance with IFRS 2.23 after vesting date.

The Company measures the fair value by reference to the equity instrument issued. In accordance with the terms of the license agreement, the fair value of the PSC at grant date is calculated as 20% of the total equity fair value. The total equity fair value is obtained by multiplying the outstanding number of each class of shares by the corresponding latest share price at the same date (i.e., preferred share price of €85 and common share price of €1.71 as of March 14, 2019) and by subsequently dividing by 80% to gross up the amount to the total equity value (to appropriately take the profit share certificate into account). Refer to note 2.2.8.2 and note 17.2 for more details on the terms and conditions of the profit share certificate.

Refer to note 26 for the for the consequences of the events after the reporting period on the profit share certificate.